Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 26,442	¥ 23,108
Accumulated benefit obligations	26,442	23,108
Fair value of plan assets	7,980	5,629
Foreign Offices and Subsidiaries [Member] | Pension Benefits and Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	89,829	63,273
Accumulated benefit obligations	67,609	52,249
Fair value of plan assets	¥ 21,014	¥ 19,866